Borrowings (Tables)	12 Months Ended
Mar. 31, 2021
Borrowings
Schedule of Total borrowings

	2021	2020
		Re-presented[1]
	€m	€m

Non-current borrowings
Bonds	(44,634)	(47,500)
Bank loans	(761)	(1,500)
Lease liabilities (note 20)	(9,909)	(9,134)
Bank borrowings secured against Indian assets	(385)	(1,346)
Other borrowings[2]	(3,583)	(3,469)
	(59,272)	(62,949)
Current borrowings
Bonds	(2,251)	(1,912)
Bank loans	(658)	(1,380)
Lease liabilities (note 20)	(3,123)	(2,984)
Collateral liabilities	(962)	(5,292)
Bank borrowings secured against Indian assets	(862)	—
Other borrowings	(632)	(408)
	(8,488)	(11,976)
Borrowings	(67,760)	(74,925)

Notes:

1The prior year comparatives have been re-presented to reflect that Vodafone Egypt is no longer held for sale. See Note 7 “Discontinued operations and assets and liabilities held for sale”. The impact of the re-presentation is to increase current borrowings and non-current borrowings by €150 million and €57 million, respectively, compared to amounts previously reported.

2Includes €3,312 million (2020: €3,215 million) of spectrum licence payables.